Subsequent Events Subsequent Events (Details) (Subsequent Event [Member], USD $)	0 Months Ended
Feb. 18, 2014
Subsequent Event [Line Items]
Subsequent event date	Feb. 18, 2014
Subsequent event description	the Company entered into Amendment Eleven to the Credit Agreement
Maximum borrowing capacity	$ 200,000,000
Maturity date	Dec. 31, 2017
Unused capacity, commitment fee percentage	0.25%
Threshold for minimum adjusted liquidity	20,000,000
Maximum adjusted liquidity for 30 consecutive days	20,000,000
85% of eligible accounts receivable [Member]
Subsequent Event [Line Items]
Borrowing base, percentage of accounts receivable	85.00%
Lesser of 90% of eligible credit card receivables and $5,000 [Member]
Subsequent Event [Line Items]
Borrowing base, percentage of credit card receivables	90.00%
Portion of borrowing base	5,000,000
Lesser of $150,000, 65% of the eligible inventory or 85% of the net liquidation value of eligible inventory.
Subsequent Event [Line Items]
Portion of borrowing base	150,000,000
Borrowing base, percentage of eligible inventory	65.00%
Borrowing base, percentage of net liquidation value of eligible inventory	85.00%
Lesser of $30,000, 85% of the net liquidation value of eligible fixed assets or the net book value of fixed assets.
Subsequent Event [Line Items]
Portion of borrowing base	$ 30,000,000
Borrowing base, percentage of net liquidation value of eligible fixed assets	85.00%
Borrowing base, percentage of net book value of fixed assets	85.00%